Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020		Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 133,439	[1]	$ 192,460
Term deposits	172,212	[1]	119,753
Insurance receivables	166,605	[1]	112,975
Investments	438,087	[1]	253,722
Investments in associates	11,583	[1]	13,062
Reinsurance share of outstanding claims	187,485	[1]	176,212
Reinsurance share of unearned premiums	50,077	[1]	33,917
Deferred excess of loss premiums	17,095	[1]	15,173
Deferred policy acquisition costs	55,172	[1]	41,713
Other assets	9,562	[1]	7,754
Investment properties	20,012	[1]	25,712
Property, premises and equipment	13,168	[1]	12,735
Intangible assets	4,710	[1]	3,886
TOTAL ASSETS	1,279,207	[1]	1,009,074
LIABILITIES
Gross outstanding claims	492,255	[1]	413,053
Gross unearned premiums	277,268	[1]	206,214
Insurance payables	83,461	[1]	53,544
Other liabilities	20,491	[1]	14,863
Derivative financial liability	13,628	[1]
Deferred tax liabilities	55	[1]	347
Unearned commissions	11,038	[1]	8,910
TOTAL LIABILITIES	898,196	[1]	696,931
EQUITY
Issued share capital			143,376
Common shares at par value	486	[1]
Additional paid in capital		[1]	2,773
Share premium	157,677	[1]
Treasury shares		[1]	(20,103)
Foreign currency translation reserve	(349)	[1]	(333)
Fair value reserve	18,160	[1]	4,274
Retained earnings	205,037	[1]	182,156
TOTAL EQUITY	381,011		312,143
TOTAL LIABILITIES AND EQUITY	$ 1,279,207	[1]	$ 1,009,074

[1]	The consolidated financial statements for the year ended 2020 have been restated as per note 2.